Debt securities in issue - Schedule of Debt Securities in Issue (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Debt securities in issue at fair value through profit or loss	£ 4,243	£ 4,630
Debt securities in issue at amortised cost	52,132	45,281
Total debt securities in issue	56,375	49,911
Senior unsecured notes issued
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Debt securities in issue at fair value through profit or loss	4,226	4,608
Debt securities in issue at amortised cost	20,356	22,902
Total debt securities in issue	24,582	27,510
Covered bonds
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Debt securities in issue at fair value through profit or loss	0	0
Debt securities in issue at amortised cost	11,264	11,800
Total debt securities in issue	11,264	11,800
Certificates of deposit issued
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Debt securities in issue at fair value through profit or loss	0	0
Debt securities in issue at amortised cost	2,484	597
Total debt securities in issue	2,484	597
Securitisation notes
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Debt securities in issue at fair value through profit or loss	17	22
Debt securities in issue at amortised cost	6,325	5,185
Total debt securities in issue	6,342	5,207
Commercial paper
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Debt securities in issue at fair value through profit or loss	0	0
Debt securities in issue at amortised cost	11,703	4,797
Total debt securities in issue	£ 11,703	£ 4,797